Acquisitions and Dispositions - Fair Values of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 20, 2017	Dec. 31, 2016	Oct. 31, 2016
Business Acquisition [Line Items]
Goodwill	$ 2,184,336	$ 2,196,058		$ 2,052,728
Republic [Member]
Business Acquisition [Line Items]
Cash			$ 206
Accounts receivable			39,177
Inventory			33,561
Other current assets			1,101
Property, plant and equipment			67,412
Goodwill			115,562
Other intangible assets			89,200
Other assets			3,118
Total assets acquired			349,337
Current liabilities			17,743
Total liabilities assumed			17,743
Net assets acquired			$ 331,594
ITC [Member]
Business Acquisition [Line Items]
Cash					$ 1,058
Accounts receivable					33,173
Inventory					94,400
Other current assets					1,743
Property, plant and equipment					177,668
Goodwill					29,522
Other intangible assets					130,900
Other assets					1,287
Total assets acquired					469,751
Current liabilities					39,633
Total liabilities assumed					39,633
Net assets acquired					$ 430,118